Securities - Summary of Classification of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Financial assets mandatorily measured and designated at fair value	$ 11,611
Allowances for credit losses on amortized cost	6,485
Mandatorily Measured at Fair Value [Member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured and designated at fair value	2,828
Designated at Fair Value [Member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured and designated at fair value	8,783
Allowance for Credit Losses on Securities [Member]
Disclosure of financial assets [line items]
Allowances for credit losses on FVOCI	2	$ 0
Allowances for credit losses on amortized cost	$ 1	$ 0